BlackRock Large Cap Focus Growth V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
TransDigm Group, Inc. ............... 7,896 $ 4,143,979
Automobiles — 4.2%
Tesla, Inc.
(a)
....................... 28,209 7,482,437
Capital Markets — 3.5%
S&P Global, Inc. ................... 20,606 6,292,042
Commercial Services & Supplies — 2.5%
Copart , Inc.
(a)
..................... 43,007 4,575,945
Equity Real Estate Investment Trusts (REITs) — 1.0%
Prologis, Inc. ...................... 17,770 1,805,432
Health Care Equipment & Supplies — 2.2%
Intuitive Surgical, Inc.
(a)
............... 21,365 4,004,656
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc. .............. 12,394 6,259,466
Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc.
(a)
........... 1,948 2,927,377
Evolution AB
(b)(c)
.................... 41,600 3,288,378
6,215,755
Interactive Media & Services — 6.9%
(a)
Alphabet, Inc., Class A ............... 93,161 8,910,849
Match Group, Inc. .................. 72,061 3,440,913
12,351,762
Internet & Direct Marketing Retail — 8.5%
Amazon.com, Inc.
(a)
................. 135,644 15,327,772
IT Services — 5.0%
Visa, Inc., Class A .................. 50,299 8,935,617
Life Sciences Tools & Services — 8.4%
Danaher Corp. .................... 21,766 5,621,940
Lonza Group AG (Registered) .......... 10,820 5,268,164
Thermo Fisher Scientific, Inc. ........... 8,386 4,253,295
15,143,399
Machinery — 2.3%
Chart Industries, Inc.
(a)
............... 22,080 4,070,448
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc. ................ 15,866 2,632,328
EQT Corp. ....................... 17,469 711,862
3,344,190
Pharmaceuticals — 2.9%
AstraZeneca plc, ADR ............... 31,501 1,727,515
Zoetis, Inc. ....................... 24,185 3,586,393
5,313,908
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.
(a)
......... 9,911 627,961
ASML Holding NV (Registered), NYRS .... 12,712 5,279,929
Marvell Technology, Inc. .............. 110,191 4,728,296
NVIDIA Corp. ..................... 22,535 2,735,524
13,371,710
Software — 18.3%
Cadence Design Systems, Inc.
(a)
........ 31,241 5,105,717
Intuit, Inc. ........................ 21,640 8,381,605
Microsoft Corp. .................... 63,565 14,804,288
ServiceNow , Inc.
(a)
.................. 12,243 4,623,079
32,914,689
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc. ....................... 105,721 $ 14,610,642
Textiles, Apparel & Luxury Goods — 3.9%
LVMH Moet Hennessy Louis Vuitton SE .... 8,927 5,263,134
NIKE, Inc., Class B ................. 20,897 1,736,959
7,000,093
Total Common Stocks — 96.3%
(Cost: $172,593,911) ............................. 173,163,942
Preferred Securities
Preferred Stocks — 1.7%
Interactive Media & Services — 1.7%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,974,965)
(d)(e)
............... 18,024 2,995,544
Total Preferred Securities — 1.7%
(Cost: $1,974,965) .............................. 2,995,544
Total Long-Term Investments — 98.0%
(Cost: $174,568,876) ............................. 176,159,486
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(f)(g)
................. 3,293,167 3,293,167
Total Money Market Funds — 1.8%
(Cost: $3,293,167) .............................. 3,293,167
Par (000)
Pa r (000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co.,
0.25%, 10/03/22 ................. AUD —
(h)
210
Total Time Deposits — 0.0%
(Cost: $210) ................................... 210
Total Short-Term Securities — 1.8%
(Cost: $3,293,377) .............................. 3,293,377
Total Investments — 99.8%
(Cost: $177,862,253 ) ............................. 179,452,863
Other Assets Less Liabilities — 0.2% ................... 388,265
Net Assets — 100.0% ..............................
$ 179,841,128

BlackRock Large Cap Focus Growth V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,995,544, representing 1.67% of its net assets as of period end, and an original cost of $1,974,965.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
(h)
Rounds to less than 1,000.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 274,003 $ 3,019,164
(a)
$ — $ — $ — $ 3,293,167 3,293,167 $ 17,673 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 12,085,155 — (12,081,957)
(a)
(3,198) — — — 5,715
(c)
—
$ (3,198) $ — $ 3,293,167 $ 23,388 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,143,979 $ — $ — $ 4,143,979
Automobiles .......................................... 7,482,437 — — 7,482,437
Capital Markets ........................................ 6,292,042 — — 6,292,042
Commercial Services & Supplies ............................. 4,575,945 — — 4,575,945
Equity Real Estate Investment Trusts (REITs) .................... 1,805,432 — — 1,805,432
Health Care Equipment & Supplies ........................... 4,004,656 — — 4,004,656
Health Care Providers & Services ............................ 6,259,466 — — 6,259,466
Hotels, Restaurants & Leisure .............................. 2,927,377 3,288,378 — 6,215,755
Interactive Media & Services ............................... 12,351,762 — — 12,351,762
Internet & Direct Marketing Retail ............................ 15,327,772 — — 15,327,772
IT Services ........................................... 8,935,617 — — 8,935,617
Life Sciences Tools & Services .............................. 9,875,235 5,268,164 — 15,143,399
Machinery ............................................ 4,070,448 — — 4,070,448
Oil, Gas & Consumable Fuels ............................... 3,344,190 — — 3,344,190
Pharmaceuticals ....................................... 5,313,908 — — 5,313,908
Semiconductors & Semiconductor Equipment .................... 13,371,710 — — 13,371,710
Software ............................................. 32,914,689 — — 32,914,689
Technology Hardware, Storage & Peripherals .................... 14,610,642 — — 14,610,642
Textiles, Apparel & Luxury Goods ............................ 1,736,959 5,263,134 — 7,000,093
Preferred Stocks ......................................... — — 2,995,544 2,995,544
Short-Term Securities
Money Market Funds ...................................... 3,293,167 — — 3,293,167
Time Deposits .......................................... — 210 — 210
$ 162,637,433 $ 13,819,886 $ 2,995,544 $ 179,452,863

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Stocks Total
Investments
Assets
Opening balance, as of December 31, 2021 ................................................................................... $ 2,947,828 $ 2,947,828
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)
..................................................................................... 47,716 47,716
Closing balance, as of September 30, 2022 ...................................................................................
$ 2,995,544 $ 2,995,544
Net change in unrealized appreciation on investments still held at September 30, 2022
(a)
.....................................................
$ 47,716 $ 47,716
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,995,544 Market Revenue Multiple 3.15x - 3.65x 3.40x
$ 2,995,544
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.